General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
General and administrative expenses
Schedule general and administrative expenses

	2022	2021	2020
Personnel expenses	15,249	10,713	6,319
Legal, consulting and audit expenses	8,299	8,134	5,601
Insurance expenses	3,493	2,613	904
Other expenses	5,034	2,758	891
	32,075	24,218	13,715